October 3, 2018	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com via Edgar

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	State Street Navigator Securities Lending Trust (the “Registrant”)

File Number: 811-07567

Amendment No. 38 (the “Amendment”) to Registration Statement as filed on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Registrant is the Amendment to the registration statement on Form N-1A, which is being filed pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 8b-11 thereunder, and (2) General Instructions B and C to Form N-1A. The Amendment is being filed for the purpose of adding the State Street Navigator Securities Lending Portfolio II as a new series of the Registrant. It is intended that this Amendment become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

Sincerely yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures